Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Commitments and contingencies
17.	Commitments and contingencies

	Payments due by years
($000s)	Total	2021	2022-23	2024-25	2026-27
Mineral interests	10,975	1,098	2,877	3,497	3,503
Flow-through share expenditures	6,699	6,699	-	-	-
	17,674	7,797	2,877	3,497	3,503

As reported in the Company’s prior year financial statements, in 2019 the Company received a notice from the CRA that it proposed to reduce the amount of expenditures reported, as Canadian Exploration Expenses (CEE) for the three-year period ended December 31, 2016. The Company has funded certain of its exploration expenditures, from time-to-time, with the proceeds from the issuance of flow-through shares and renounced, to subscribers, the expenditures which it determined to be CEE. The notice disputes the eligibility of certain types of expenditures previously audited and approved as CEE by the CRA. The Company strongly disagrees with the notice and responded to the CRA auditors with additional information for their consideration. In 2020, the CRA auditors responded to the Company’s submission and, although accepting additional expenditures as CEE, reiterated that their position remains largely unchanged and subsequently issued reassessments to the Company reflecting the additional CEE expenditures accepted and $2.3 million of Part Xll.6 tax owing. The Company has been made aware that the CRA has reassessed certain investors who subscribed for flow-through shares in 2013 and will reassess other investors with reduced CEE deductions. The Company’s and investors’ reassessments will be appealed to the courts. The Company has indemnified the investors that subscribed for the flow-through shares. The potential tax indemnification to the investors is estimated to be $11.0 million, plus $2.2 million potential interest. No provision has been recorded related to the tax, potential interest, nor the potential indemnity as the Company and its advisors do not consider it probable that there will ultimately be an amount payable. Subsequent to the year end, $2.4 million was deposited with the Receiver General, on behalf of certain investors in return for their agreement to object to their respective assessments and agreement to repay the Company with any and all recoveries upon the successful resolution of the Company’s successful appeal.